Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENT OF CHANGES IN EQUITY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Increase (Decrease) in Shareholders' Equity
Balance	$ 929,388	$ 1,102,379	$ 1,270,268
Stock-based compensation	23,544	28,241	23,604
Net income	(185,352)	(221,657)	60,078
Exercise of share option and restricted shares vesting	1,150	1,367	2,759
Purchase of noncontrolling interest in Jiehun China
Deconsolidation of Wanmen	(23)
Balance	738,466	929,388	1,102,379
Additional paid-in capital [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,243,083	1,224,393	1,285,283
Stock-based compensation	23,544	28,241	23,604
Exercise of share option and restricted shares vesting	1,144	1,362	2,748
Purchase of noncontrolling interest in Jiehun China		119
Deconsolidation of Wanmen	(1,179)	(751)
Balance	1,266,592	1,243,083	1,224,393
Accumulated deficit [Member]
Increase (Decrease) in Shareholders' Equity
Balance	(357,394)	(137,266)	(197,726)
Net income	(185,352)	(220,128)	60,460
Balance	(542,746)	(357,394)	(137,266)
Accumulated other comprehensive income [Member]
Increase (Decrease) in Shareholders' Equity
Balance	37,124	7,774	174,781
Balance	6,883	37,124	7,774
Class A ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 714	$ 720	$ 790
Balance (in shares)	714,365,091	720,040,971	789,976,372
Exercise of share option and restricted shares vesting	$ 6	$ 5	$ 11
Exercise of share option and restricted shares vesting (in shares)	5,286,327	5,236,230	10,792,736
Balance	$ 720	$ 714	$ 720
Balance (in shares)	719,651,418	714,365,091	720,040,971
Class B ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 305	$ 305	$ 305
Balance (in shares)	305,388,450	305,388,450	305,388,450
Balance	$ 305	$ 305	$ 305
Balance (in shares)	305,388,450	305,388,450	305,388,450
Parent Company [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 930,544	$ 1,102,638	$ 1,270,145
Stock-based compensation	23,544	28,241	23,604
Other comprehensive income	(30,241)	29,350	(167,007)
Net income	(185,352)	(220,128)	60,460
Exercise of share option and restricted shares vesting	1,150	1,367	2,759
Repurchase of ordinary shares		(10,292)	(87,323)
Purchase of noncontrolling interest in Jiehun China		119
Deconsolidation of Wanmen	(1,179)	(751)
Balance	738,466	930,544	1,102,638
Parent Company [Member] | Additional paid-in capital [Member]
Increase (Decrease) in Shareholders' Equity
Balance	1,243,083	1,224,393	1,285,283
Stock-based compensation	23,544	28,241	23,604
Other comprehensive income
Net income
Exercise of share option and restricted shares vesting	1,144	1,362	2,748
Repurchase of ordinary shares		(10,281)	(87,242)
Purchase of noncontrolling interest in Jiehun China		119
Deconsolidation of Wanmen	(1,179)	(751)
Balance	1,266,592	1,243,083	1,224,393
Parent Company [Member] | Accumulated deficit [Member]
Increase (Decrease) in Shareholders' Equity
Balance	(350,682)	(130,554)	(191,014)
Stock-based compensation
Other comprehensive income
Net income	(185,352)	(220,128)	60,460
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Deconsolidation of Wanmen
Balance	(536,034)	(350,682)	(130,554)
Parent Company [Member] | Accumulated other comprehensive income [Member]
Increase (Decrease) in Shareholders' Equity
Balance	37,124	7,774	174,781
Stock-based compensation
Other comprehensive income	(30,241)	29,350	(167,007)
Net income
Exercise of share option and restricted shares vesting
Repurchase of ordinary shares
Purchase of noncontrolling interest in Jiehun China
Deconsolidation of Wanmen
Balance	6,883	37,124	7,774
Parent Company [Member] | Class A ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 714	$ 720	$ 790
Balance (in shares)	714,365,091	720,040,971	789,976,372
Stock-based compensation
Other comprehensive income
Net income
Exercise of share option and restricted shares vesting	$ 6	$ 5	$ 11
Exercise of share option and restricted shares vesting (in shares)	5,286,327	5,236,230	10,792,736
Repurchase of ordinary shares		$ (11)	$ (81)
Repurchase of ordinary shares (in shares)		(10,912,110)	(80,728,137)
Purchase of noncontrolling interest in Jiehun China
Deconsolidation of Wanmen
Balance	$ 720	$ 714	$ 720
Balance (in shares)	719,651,418	714,365,091	720,040,971
Parent Company [Member] | Class B ordinary shares [Member] | Ordinary shares [Member]
Increase (Decrease) in Shareholders' Equity
Balance	$ 305	$ 305	$ 305
Balance (in shares)	305,388,450	305,388,450	305,388,450
Stock-based compensation
Other comprehensive income
Net income
Exercise of share option and restricted shares vesting
Exercise of share option and restricted shares vesting (in shares)
Repurchase of ordinary shares
Repurchase of ordinary shares (in shares)
Purchase of noncontrolling interest in Jiehun China
Deconsolidation of Wanmen
Balance	$ 305	$ 305	$ 305
Balance (in shares)	305,388,450	305,388,450	305,388,450